Share capital and share-based compensation - Summary of RSU Activities (Details) - Restricted share units			9 Months Ended
	Apr. 30, 2022 $ / shares	Oct. 31, 2021 $ / shares	Jul. 31, 2022 shares $ / shares	Oct. 31, 2022 shares
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares			2,230,020	716,763
Granted (in shares) | shares			1,599,974
Number of other equity instruments exercised (in shares) | shares			(40,404)
Forfeited (in shares) | shares			(46,313)
Exercise price of outstanding stock options (in shares) | $ / shares	$ 9.13	$ 10.93
Granted (in dollars per share) | $ / shares			$ 8.46
Exercised (in dollars per share) | $ / shares			13.20
Forfeited (in dollars per share) | $ / shares			$ 10.28